Shareholder Report, Holdings (Details)	Jun. 30, 2026
Fidelity Series Emerging Markets Debt Local Currency Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Fidelity Series Emerging Markets Debt Local Currency Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Series Emerging Markets Debt Local Currency Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Series Emerging Markets Debt Local Currency Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Series Emerging Markets Debt Local Currency Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Series Emerging Markets Debt Local Currency Fund | India
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Series Emerging Markets Debt Local Currency Fund | Poland
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Series Emerging Markets Debt Local Currency Fund | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Series Emerging Markets Debt Local Currency Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Series Emerging Markets Debt Local Currency Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Fidelity Series Emerging Markets Debt Local Currency Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	87.20%
Fidelity Series Emerging Markets Debt Local Currency Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Series Emerging Markets Debt Local Currency Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Emerging Markets Debt Local Currency Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Series Emerging Markets Debt Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Series Emerging Markets Debt Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Emerging Markets Debt Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series Emerging Markets Debt Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series Emerging Markets Debt Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Emerging Markets Debt Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Emerging Markets Debt Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Emerging Markets Debt Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Emerging Markets Debt Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Emerging Markets Debt Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Emerging Markets Debt Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Series Emerging Markets Debt Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Series Emerging Markets Debt Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Emerging Markets Debt Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Series Emerging Markets Debt Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Fidelity Series Emerging Markets Debt Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Series Emerging Markets Debt Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Series Emerging Markets Debt Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Series Emerging Markets Debt Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Series Emerging Markets Debt Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Emerging Markets Debt Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Emerging Markets Debt Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Series Emerging Markets Debt Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Series Emerging Markets Debt Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Series Emerging Markets Debt Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Fidelity Series Emerging Markets Debt Fund | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series Emerging Markets Debt Fund | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series Emerging Markets Debt Fund | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Series Emerging Markets Debt Fund | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Series Emerging Markets Debt Fund | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Series Emerging Markets Debt Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Series Emerging Markets Debt Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	59.20%
Fidelity Series Emerging Markets Debt Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Series Emerging Markets Debt Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Series Emerging Markets Debt Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Series Emerging Markets Debt Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series Emerging Markets Debt Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Emerging Markets Debt Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Emerging Markets Debt Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Emerging Markets Debt Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%